UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 410 Park Avenue
         Suite 420
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     February 01, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $198,166 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    13248   397962 SH       SOLE                   397962        0        0
ALTRIA GROUP INC               COM              02209S103    15534   207900 SH       SOLE                   207900        0        0
ALTRIA GROUP INC               COM              02209S103      333     2079 SH  PUT  SOLE                     2079        0        0
BANKFINANCIAL CORP             COM              06643P104     5755   392037 SH       SOLE                   392037        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     9436   176481 SH       SOLE                   176481        0        0
CHEMTURA CORP                  COM              163893100    11576   911533 SH       SOLE                   911533        0        0
CRUZAN INTERNATIONAL INC       COM              228890109      408    14550 SH       SOLE                    14550        0        0
HUDSON CITY BANCORP            COM              443683107    11276   930330 SH       SOLE                   930330        0        0
IAC INTERACTIVECORP            COM NEW          44919P300    12686   448126 SH       SOLE                   448126        0        0
INTL PAPER CO                  COM              460146103       44     2946 SH  PUT  SOLE                     2946        0        0
INTL PAPER CO                  COM              460146103    17389   517373 SH       SOLE                   517373        0        0
INTL PAPER CO                  COM              460146103        5      695 SH  PUT  SOLE                      695        0        0
KKR FINL CORP                  COM              482476306    11846   493780 SH       SOLE                   493780        0        0
KNIGHT RIDDER INC              COM              499040103     6624   104642 SH       SOLE                   104642        0        0
LEVITT CORP                    CL A             52742P108     7032   309250 SH       SOLE                   309250        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     5194   660000 SH       SOLE                   660000        0        0
METLIFE INC                    COM              59156R108    11100   226535 SH       SOLE                   226535        0        0
NCR CORP NEW                   COM              62886E108     9639   283989 SH       SOLE                   283989        0        0
REGAL ENTMT GROUP              CL A             758766109     9900   520499 SH       SOLE                   520499        0        0
SPRINT NEXTEL CORP             COM FON          852061100     7224   309235 SH       SOLE                   309235        0        0
TRIARC COS INC                 CL B SER 1       895927309     9522   641227 SH       SOLE                   641227        0        0
TYCO INTL LTD NEW              COM              902124106     7922   274500 SH       SOLE                   274500        0        0
WEYERHAEUSER CO                COM              962166104    14473   218159 SH       SOLE                   218159        0        0